UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    August 13, 2009


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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Report Summary:

Number of Other Included Managers:            	 0

Form 13F Information Table Entry Total:         67

Form 13F Information Table Value Total:       701,701



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:



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                                                                FORM 13F INFORMATION TABLE


					Title of		Value 		Shares/		SH/	PUT/	Invtmnt	Other	      Voting Authority
Issuer					Class	CUSIP		* $1000		PRN Amount	PRN	CALL	Dscretn	Mgrs	Sole	  Shared    None

LUCENT TECH. 2.75% 6/23			CB	549463AG2	14,175		15,000,000	PRN		SOLE		15,000,000
AMGN 0.375% 2/1/13			CB	031162AQ3	13,556		15,000,000	PRN		SOLE		15,000,000
AMGEN INC 0.125% 2/11			CB	031162AN0	23,750		25,000,000	PRN		SOLE		25,000,000
Alternative Asset Management		CS	02149U101	4,034		412,900		SH		SOLE		412,900
Bank of America Corp			CS	060505104	20,909		1,584,030	SH		SOLE		1,584,030
BRANDYWINE OPER PRTNRSHIP 3.875% 10/26	CB	105340AH6	10,710		12,000,000	PRN		SOLE		12,000,000
BROCADE COMMUNICATIONS SYSTEMS		CS	111621306	4,387		561,700		SH		SOLE		561,700
Boston PPTYS LTD PRTNR 2.875% 2/37	CB	10112RAK0	37,294		42,500,000	PRN		SOLE		42,500,000
BEAZER HOMES 4.625% 6/15/24		CB	07556QAL9	3,150		5,000,000	PRN		SOLE		5,000,000
CONTINENTAL AIRLINES CL B		CS	210795308	1,437		162,151		SH		SOLE		162,151
CENTURY ALUMINUM 1.75% 8/1/24		CB	156431AE8	6,758		9,350,000	PRN		SOLE		9,350,000
Brink's Home Security Holdings		CS	109699108	7,579		267,721		SH		SOLE		267,721
COVANTA HOLDING CORP			CS	22282E102	3,505		206,633		SH		SOLE		206,633
CATERPILLAR INC				OP	149123101	3,304		100,000			PUT	SOLE		100,000
Delta Airlines				CS	247361702	692		119,461		SH		SOLE		119,461
DATA DOMAIN INC				CS	23767P109	1,000		30,000		SH		SOLE		30,000
DEUTSHE TELEKOM 			CS	251566105	11,392		965,398		SH		SOLE		965,398
DIRECTV GROUP INC			CS	25459L106	4,942		200,000		SH		SOLE		200,000
DEVON ENERGY CORP			OC	25179M103	5,995		110,000			CALL	SOLE		110,000
E M C CORP MASS	1.75% 12/11		CB	268648AK8	10,395		10,000,000	PRN		SOLE		10,000,000
Foundation Coal Holdings Inc		CS	35039W100	7,353		261,595		SH		SOLE		261,595
SAPPHIRE INDUSTRIALS CORP		CS	80306T109	5,764		590,000		SH		SOLE		590,000
GLOBAL CONSUMER ACQUISITION		CS	378983100	1,992		206,200		SH		SOLE		206,200
SPDR GOLD TRUST				CS	78463V107	5,471		60,000		SH		SOLE		60,000
SPDR GOLD TRUST				OC	78463V107	3,282		36,000			CALL	SOLE		36,000
GAMESTOP CORP-CLASS A			CS	36467W109	2,676		121,600		SH		SOLE		121,600
GENWORTH FINANCIAL INC EQUITY		CS	37247D106	2,097		300,000		SH		SOLE		300,000
Hess Corp				CS	42809H107	1,504		27,980		SH		SOLE		27,980
ISHARES TR				CS	464288513	3,188		40,000		SH		SOLE		40,000
JOHNSON CTLS INC 6.5% 9/30/12		CB	478366AS6	20,206		10,000,000	PRN		SOLE		10,000,000
SPDR KBW BANK ETF			CS	78464A797	903		50,000		SH		SOLE		50,000
LIBERTY ACQUISTION HOLDINGS		CS	53015Y107	3,941		435,000		SH		SOLE		435,000
LIBERTY MEDIA CORP			CS	53071M500	2,033		76,200		SH		SOLE		76,200
LORILLARD INC				CS	544147101	2,372		35,000		SH		SOLE		35,000
LOUISIANA-PACIFIC CORP			CS	546347105	2,999		876,936		SH		SOLE		876,936
LEVEL 3 5.25% CVT 12/15/11		CB	52729NBF6	4,352		5,365,000	PRN		SOLE		5,365,000
MEDTRONIC INC	1.5% 4/11		CB	585055AL0	3,875		4,000,000	PRN		SOLE		4,000,000
MEDTRONIC INC	1.625% 4/13		CB	585055AM8	4,606		5,000,000	PRN		SOLE		5,000,000
MEAD JOHNSON NUTRITION CO A		CS	582839106	318		10,000		SH		SOLE		10,000
MOTOROLA INC				CS	620076109	6,661		1,004,625	SH		SOLE		1,004,625
MOTOROLA INC				OC	6200769j0	5,304		8,000			CALL	SOLE		8,000
ARCELORMITTAL SA LUXEMBOURG 5% 5/015/14	CB	03938LAK0	13,144		10,500,000	PRN		SOLE		10,500,000
MYLAN PFD 6.5% 11/15/10			PS	628530206	50,821		58,827		SH		SOLE		58,827
NAVISTAR INTERNATIONAL CORP		CS	63934E108	3,727		85,492		SH		SOLE		85,492
NAVISTAR INTERNATIONAL CORP		OC	63934E108	8,829		202,500			CALL	SOLE		202,500
Nuance Communications Inc		CS	67020Y100	3,198		264,490		SH		SOLE		264,490
Nexen Inc				CS	65334H102	4,001		184,783		SH		SOLE		184,783
OIL SVC HOLDRS TR DEPOSTRY RCPT		CS	678002106	4,884		50,000		SH		SOLE		50,000
OSHKOSH CORP 				OC	688239201	6,150		423,000			CALL	SOLE		423,000
PETRO-CANADA				CS	71644E102	139,726		3,636,794	SH		SOLE		3,636,794
QWEST COMMUNICATIONS			CS	749121109	3,223		776,508		SH		SOLE		776,508
TRANSOCEAN INC	1.625% 12/37		CB	893830AU3	9,575		10,000,000	PRN		SOLE		10,000,000
TRANSOCEAN INC	1.5%   12/37		CB	893830AV1	82,808		90,500,000	PRN		SOLE		90,500,000
TRANSOCEAN INC	1.5%   12/37		CB	893830aw9	8,875		10,000,000	PRN		SOLE		10,000,000
Triplecrown Acquisition Corp		CS	89677G109	7,106		740,200		SH		SOLE		740,200
TERADATA CORP				CS	88076W103	2,109		90,000		SH		SOLE		90,000
HICKS ACQUISITION CO			CS	429086309	2,877		300,000		SH		SOLE		300,000
TAKE-TWO INTERACTIVE SOFTWARE		CS	874054109	447		47,200		SH		SOLE		47,200
TRIAN ACQUISITION CORP			CS	89582E108	3,570		373,000		SH		SOLE		373,000
UNITED DOM RLTY 3.625% 9/11		CB	910197AM4	10,770		12,000,000	PRN		SOLE		12,000,000
UNITED REFINING ENERGY CORP		CS	911360105	4,099		419,600		SH		SOLE		419,600
VULCAN MATERIALS CO			CS	929160109	3,047		70,700		SH		SOLE		70,700
WABASH NATIONAL				CS	929566107	15		20,805		SH		SOLE		20,805
WATSON PHARMACEUTICALS INC 1.75% 3/23	CB	942683AC7	20,466		20,778,000	PRN		SOLE		20,778,000
REIS INC				CS	75936P105	3,307		847,870		SH		SOLE		847,870
US STEEL CORP 4% 5/15/14		CB	912909AE8	13,099		10,000,000	PRN		SOLE		10,000,000
Ishares MSCI EMERGING MKTS		OC	464287234	11,967		371,300			CALL	SOLE		371,300
							        701,701




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